General Company Information (Tables)	6 Months Ended
Jun. 30, 2023
General Company Information [Abstract]
Schedule of Group’s Principal Subsidiaries	The country of incorporation or registration is also their principal place of business
		Ownership interests held by:
	Place of business/country	The Group		Non-controlling interests
Name of entity	of incorporation	2023	2022	2023	2022	Principal activities
Procaps S.A.	Colombia	100%	100%	—%	—%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	—%	—%
Procaps S.A. de C.V	El Salvador	100%	100%	—%	—%
Softcaps - Colbras	Brazil	100%	100%	—%	—%

Diabetrics Healthcare S.A.S.	Colombia	100%	100%	—%	—%	Diabetes solutions and chronic disease management tool.